Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Difference Between Benefit for Income Taxes and Income Taxes at Statutory U.S Federal Income Tax Rate

A reconciliation of the difference between the benefit for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows:

	Year Ended December 31,
	2013		2014
Federal statutory rate	$(1,783,637)	34.0%	$(8,322,268)	34.0%
Effect of:
Change in valuation allowance	2,013,636	(38.4)	8,047,512	(32.9)
State income taxes	(394,912)	7.5	(1,459,773)	6.0
Underwriter warrant liability	(454,698)	8.7	575,495	(2.4)
State research and development credit	(19,544)	0.4	(22,497)	0.1
Federal research and development credit	(132,681)	2.5	(804,916)	3.3
Preferred stock warrant liability	136,000	(2.6)	1,723,800	(7.0)
Conversion Feature and Put Option on 2013 Convertible Notes	462,400	(8.8)	307,864	(1.3)
Interest expense	51,676	(1.0)	(51,676)	0.2
Other	102,216	(1.9)	(16,038)	0.1

Federal income tax provision effective rate	$(19,544)	0.4%	$(22,497)	0.1%

Components of Net Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2013	2014
Deferred tax assets relating to:
Net operating loss carryforwards	$9,606,253	$16,389,697
Research and development tax carryforward	898,813	1,792,778
Compensation	75,872	83,377

Total gross deferred tax assets	10,580,938	18,265,852

Deferred tax liabilities relating to:
Property and equipment	175,891	169,469

Total gross deferred tax liabilities	175,891	169,469

Deferred tax assets less liabilities	10,405,047	18,096,383
Valuation allowance	(10,405,047)	(18,096,383)

Net deferred tax asset (liability)	$–	$–

Federal Net Operating Loss Carryforward And Research Activities Credits

The Company had the following federal net operating loss carryforward and research activities credits as of December 31, 2014:

Year Incurred	Net Operating Loss	Research Activities Credit	Expiration
2007	$454,280	$29,977	2027
2008	1,178,096	64,677	2028
2009	3,060,387	175,635	2029
2010	3,423,056	149,246	2030
2011	9,928,651	176,585	2031
2012	–	170,012	2032
2013	4,521,783	132,681	2033
2014	15,801,891	893,965	2034

	$38,368,144	$1,792,778